Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events
Note 25.  Subsequent Events

Declaration of Cash Dividend

On December 13, 2011, the Company declared a cash dividend of $0.14 per share payable February 1, 2012 to shareholders of record as of January 15, 2012. This dividend has been recorded as of the declaration date, including shares issuable under the DRIP plan.

For purposes of accrual or disclosure in these financial statements, the Company has evaluated subsequent events through the date of issuance of these financial statements.